 DRIEHAUS INTERNATIONAL LOGO
    DRIEHAUS MUTUAL FUNDS
     25 East Erie Street
   Chicago, Illinois 60611
        1-800-560-6111

                       DRIEHAUS INTERNATIONAL GROWTH FUND
                     DRIEHAUS INTERNATIONAL DISCOVERY FUND
                       DRIEHAUS EUROPEAN OPPORTUNITY FUND
                       DRIEHAUS ASIA PACIFIC GROWTH FUND
                     DRIEHAUS EMERGING MARKETS GROWTH FUND
           ---------------------------------------------------------

                                   PROSPECTUS

                               December 23, 1998

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL AND COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                               TABLE OF CONTENTS
--------------------------------------------------------------------------------

OVERVIEW....................................................     1
DRIEHAUS INTERNATIONAL GROWTH FUND SUMMARY..................     2
DRIEHAUS INTERNATIONAL DISCOVERY FUND SUMMARY...............     6
DRIEHAUS EUROPEAN OPPORTUNITY FUND SUMMARY..................     8
DRIEHAUS ASIA PACIFIC GROWTH FUND SUMMARY...................    10
DRIEHAUS EMERGING MARKETS GROWTH FUND SUMMARY...............    13
THE FUNDS...................................................    16
    Investment Philosophy...................................    16
    Investment Objectives and Principal Investment
     Strategies.............................................    16
         DRIEHAUS INTERNATIONAL GROWTH FUND.................    16
         DRIEHAUS INTERNATIONAL DISCOVERY FUND..............    17
         DRIEHAUS EUROPEAN OPPORTUNITY FUND.................    18
         DRIEHAUS ASIA PACIFIC GROWTH FUND..................    18
         DRIEHAUS EMERGING MARKETS GROWTH FUND..............    19
    Related Risks...........................................    20
    Portfolio Investments and Other Risk Considerations.....    22
MANAGEMENT OF THE FUNDS.....................................    26
SHAREHOLDER INFORMATION.....................................    28
    NET ASSET VALUE.........................................    28
    OPENING AN ACCOUNT......................................    28
    HOW TO PURCHASE SHARES..................................    28
    PURCHASES THROUGH THIRD PARTIES.........................    29
    HOW TO REDEEM SHARES....................................    30
    ADDITIONAL REDEMPTION POLICIES..........................    30
    EXECUTION OF REQUESTS...................................    31
    DIVIDEND AND ACCOUNT POLICIES...........................    31
    DISTRIBUTIONS AND TAXES.................................    31

                                    OVERVIEW
--------------------------------------------------------------------------------

GOAL OF THE DRIEHAUS MUTUAL FUNDS

     Each of the Driehaus Mutual Funds strives to increase the value of your investment (capital appreciation). In other words, each Fund tries to buy stocks with a potential to appreciate in price. Each Fund has its own strategy for achieving this goal with a related risk/return profile but employs common growth techniques. Because stock markets in general, and the individual securities purchased by the Funds, go down in price as well as up, you may lose money investing in these Funds. So please review all the disclosure information carefully.

WHO MAY WANT TO INVEST IN THE FUNDS

     These international growth funds may be an appropriate investment for you if you:

          - Are investing with long-term goals in mind (such as retirement or funding a child's education, which may be many years in the future)

          - Are willing to accept higher short-term risk in exchange for potential higher long-term returns

          - Are not looking for current income

          - Want to diversify your portfolio

          - Want to complement your U.S. holdings through equity investments in countries outside the United States

          - Can tolerate the increased price volatility, currency fluctuations and other risks associated with non-U.S. securities

          - Are prepared to receive taxable long-term and short-term capital gains

THE DRIEHAUS MUTUAL FUNDS ADVISER

     Each of the Driehaus Mutual Funds is managed by Driehaus Capital Management, Inc., a registered investment adviser founded in 1982. The Adviser currently manages more than $2 billion.

                   DRIEHAUS INTERNATIONAL GROWTH FUND SUMMARY
--------------------------------------------------------------------------------

GOAL AND STRATEGY

     The Driehaus International Growth Fund seeks to maximize capital appreciation. To do so, the Fund invests in the stocks of foreign companies. Under normal market conditions, the Fund invests substantially all (no less than 65%) of its assets in at least three countries other than the United States. The Fund may invest a substantial portion of its assets in emerging markets from time to time.

     The Fund uses a growth style of investment by investing in stocks which the Adviser believes have some or all the following characteristics:

          - Demonstrated sales growth and earnings

          - Improved sales outlook or opportunities

          - Dominant products or market niches

          - Cost restructuring programs which are expected to positively affect company earnings

          - Increased order backlogs, new product introductions, or industry developments which are expected to positively affect company earnings

     The Adviser also considers macroeconomic information and technical information in evaluating stocks and countries for investment.

PORTFOLIO SECURITIES

     The Fund invests primarily in the equity securities of foreign companies. In general, the Fund invests in companies with market capitalization of over $300 million and will not invest in securities of issuers with market capitalizations of less than $200 million.

PRINCIPAL RISK FACTORS

     This is an international fund and therefore all the risks of foreign investment are present:

          - Fluctuation in exchange rates of foreign currencies and risks of devaluation

          - Less complete and reliable information about foreign companies

          - Less government supervision of some foreign securities markets

          - Restrictions on foreign investment and repatriation of capital

          - Less liquidity

          - Greater volatility

          - Emerging market risk such as limited trading volume, expropriation, devaluation or other adverse political or social developments

          - Political instability

          - Foreign economic problems like the Asian and Emerging Market crises

          - The new "Euro" and the uncertainty of the readiness of the financial markets for this new currency

          - Lower responsiveness of foreign management to shareholder concerns

     This is a nondiversified fund; compared to other funds, this Fund may invest a greater percentage of assets in a particular issuer or a small number of issuers. As a consequence, the Fund may be subject to greater risks and larger losses than diversified funds.

PERFORMANCE

     The Fund's returns will vary, and you could lose money. The information below provides an illustration of how the Fund's performance has varied over time. The bar chart depicts the change in the Fund's performance from year-to-year during the years indicated. The table compares the Fund's average annual total returns for the periods indicated to a broad-based securities market index. The Fund's past performance does not necessarily indicate how it will perform in the future.

                ANNUAL RETURNS FOR THE YEARS ENDED DECEMBER 31*


PERFORMANCE CHART

 1991        1992         1993         1994         1995         1996       1997
--------------------------------------------------------------------------------
21.97        8.45         74.42      -12.82        19.04         24.91     13.58



     As of September 30, 1998, the Fund's year-to-date return was 10.67%. During the period shown in the bar chart, the highest return for a quarter was 26.13% (quarter ended 12/31/93) and the lowest return for a quarter was -14.06% (quarter ended 3/31/94).

                          AVERAGE ANNUAL TOTAL RETURNS
                       (periods ended December 31, 1997)

                                                   INTERNATIONAL     EAFE
                                                   GROWTH FUND*     INDEX**
                                                   -------------    -------
1 Year.........................................       13.58%         1.78%
5 Years........................................       20.76%        11.39%
Since Inception (July 1, 1990).................       15.99%         5.28%

-------------------
 * The Driehaus International Growth Fund's performance data includes the restated performance of the Driehaus International Large Cap Fund, L.P. (the "Partnership") for the periods before the Fund's registration statement became effective on October 28, 1996. The Partnership, which was established on July 1, 1990, was managed following substantially the same objective, policies and philosophies as are currently followed by the Driehaus International Growth Fund. The Driehaus International Growth Fund succeeded to the Partnership's assets on October 28, 1996. The Partnership was not registered under the Investment Company Act of 1940 ("1940 Act") and thus was not subject to certain investment and operational restrictions that are imposed by the 1940 Act. If the Partnership had been registered under the 1940 Act, its performance may have been adversely affected. The Partnership's performance was restated to reflect estimated expenses of the Driehaus International Growth Fund.

** The Morgan Stanley Capital International Europe, Australia and Far East Index
   (the "EAFE Index"). The EAFE Index is a widely recognized benchmark of non-U.S. stock markets. It is an unmanaged index composed of a sample of companies representative of the market structure of 17 European and Pacific Basin countries.

INVESTOR EXPENSES

     SHAREHOLDER FEES. All Driehaus Mutual Funds are no-load investments, so you will not pay any shareholder fees (such as sales loads, redemption fees or exchange fees) when you buy or sell shares of the Fund. However, there is a $25 charge for payments of redemption proceeds by wire (which may be waived for certain financial institutions).

     ANNUAL FUND OPERATING EXPENSES are paid out of the Fund's assets and include fees for portfolio management, maintenance of shareholder accounts, shareholder servicing, accounting and other services. You do not pay these fees directly but, as the Example shows, these costs are borne indirectly by shareholders.

     FEES AND EXPENSES OF THE FUND. This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES
(fees paid directly from your investment)
Maximum Sales Charge Imposed on Purchases...................    None
Maximum Deferred Sales Charge...............................    None
Maximum Sales Charge Imposed on Reinvested Dividends........    None
Redemption Fee..............................................    None
Exchange Fee................................................    None
Maximum Account Fee.........................................    None

ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets)
Management Fee..............................................    1.50%
Other Expenses..............................................    0.38%
                                                                ----
Total Annual Fund Operating Expenses........................    1.88%
                                                                ====

EXAMPLE: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                                1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                                ------    -------    -------    --------
International Growth Fund...................................    $197      $610       $1,046     $2,257

           FINANCIAL HIGHLIGHTS -- DRIEHAUS INTERNATIONAL GROWTH FUND
--------------------------------------------------------------------------------

     This table is intended to help you understand the Fund's financial performance for the period of the Fund's operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Arthur Andersen LLP, whose report, along with the Fund's financial statements, are included in the annual report, which is available upon request.

                                                                                    PERIOD FROM
                                                                                OCTOBER 28, 1996(1)
                                                                YEAR ENDED            THROUGH
                                                              AUGUST 31, 1998     AUGUST 31, 1997
                                                              ---------------   -------------------
Net asset value, beginning of period........................     $  11.90            $  10.00
  INCOME FROM INVESTMENT OPERATIONS:
     Net investment loss....................................        (0.07)              (0.05)
     Net gains on investments (both realized and
       unrealized)..........................................         1.77                1.95
                                                                 --------            --------
          Total income from investment operations...........         1.70                1.90
                                                                 --------            --------
  LESS DISTRIBUTIONS:
     Dividends from net investment income...................         0.00                0.00
     Distributions from capital gains.......................        (1.21)               0.00
     Returns of capital.....................................         0.00                0.00
                                                                 --------            --------
          Total distributions...............................        (1.21)               0.00
                                                                 --------            --------
Net asset value, end of period..............................     $  12.39            $  11.90
                                                                 ========            ========
Total return................................................        16.50%              19.00%(2)
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (in 000's)......................     $229,088            $180,545
  Ratio of expenses to average net assets(4)................         1.88%               2.11%(3)
  Ratio of net investment loss to average net assets(4).....        (0.54)%             (0.67)%(3)
  Portfolio turnover rate...................................       219.78%             380.02%(2)

-------------------
(1) Commencement of operations.

(2) Not annualized.

(3) Such ratios are after transfer agent fee waivers. PFPC Inc. the administrative agent and transfer agent, waived a portion of its fees.

(4) Annualized.

                 DRIEHAUS INTERNATIONAL DISCOVERY FUND SUMMARY
--------------------------------------------------------------------------------

GOAL AND STRATEGY

     The Driehaus International Discovery Fund seeks to maximize capital appreciation. To do so, the Fund generally invests in the stocks of foreign companies with market capitalizations of less than $1 billion. Under normal market conditions, the Fund invests substantially all (no less than 65%) of its assets in at least three different countries other than the United States. The Fund may invest a substantial portion of its assets in emerging markets from time to time.

     The Fund uses a growth style of investment by investing in stocks which the Adviser believes have some or all of the following characteristics:

          - Demonstrated sales growth and earnings

          - Improved sales outlook or opportunities

          - Dominant products or market niches

          - Cost restructuring programs which are expected to positively affect company earnings

          - Increased order backlogs, new product introductions, or industry developments which are expected to positively affect company earnings

     The Adviser also considers macroeconomic information and technical information in evaluating stocks and countries for investment.

PORTFOLIO SECURITIES

     The Fund invests primarily in the equity securities of small foreign companies. In general, the Fund invests in companies with market capitalization of less than $1 billion. The Fund may purchase companies with less than three years trading history.

PRINCIPAL RISK FACTORS

     This is an international fund and therefore all the risks of foreign investment are present:

          - Fluctuation in exchange rates of foreign currencies and risks of devaluation

          - Less complete and reliable information about foreign companies

          - Less government supervision of some foreign securities markets

          - Restrictions on foreign investment and repatriation of capital

          - Less liquidity

          - Greater volatility

          - Political instability

          - Emerging market risk such as limited trading volume, expropriation, devaluation or other adverse political or social developments

          - Foreign economic problems like the Asian and Emerging Market crises

          - The new "Euro" and the uncertainty of the readiness of the financial markets for this new currency

          - Lower responsiveness of foreign management to shareholder concerns

     Some emerging markets are currently experiencing a currency crisis and there is some risk of a spreading crisis. This crisis has caused some countries to institute currency reform measures which inhibit the free flow of currency out of their country.

     The Fund invests in companies that are smaller, less established, with less liquid markets for their stock and therefore may be riskier investments.

     This is a nondiversified fund; compared to other funds, this Fund may invest a greater percentage of assets in a particular issuer or a small number of issuers. As a consequence, the Fund may be subject to greater risks and larger losses than diversified funds.

INVESTOR EXPENSES

     SHAREHOLDER FEES. All Driehaus Mutual Funds are no-load investments, so you will not pay any shareholder fees (such as sales loads, redemption fees or exchange fees) when you buy or sell shares of the Fund. However, there is a $25 charge for payments of redemption proceeds by wire (which may be waived for certain financial institutions).

     ANNUAL FUND OPERATING EXPENSES are paid out of the Fund's assets and include fees for portfolio management, maintenance of shareholder accounts, shareholder servicing, accounting and other services. You do not pay these fees directly but, as the Example shows, these costs are borne indirectly by shareholders.

     FEES AND EXPENSES OF THE FUND. This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES
(fees paid directly from your investment)
  Maximum Sales Charge Imposed on Purchases.................     None
  Maximum Deferred Sales Charge.............................     None
  Maximum Sales Charge Imposed on Reinvested Dividends......     None
  Redemption Fee............................................     None
  Exchange Fee..............................................     None
  Maximum Account Fee.......................................     None
ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets)
  Management Fee............................................     1.50%
  Other Expenses............................................     2.00%*
                                                                -----
  Total Annual Fund Operating Expenses......................     3.50%*
     Accounting, Administrative and Transfer Agency
Contractual Fee Waivers.....................................    (1.00)%
                                                                -----
Net Expenses................................................     2.50%
                                                                =====

-------------------
* The Adviser has agreed to absorb other operating expenses to the extent necessary to ensure that total annual fund operating expenses will not exceed 2.50% of average net assets during 1999. Therefore, actual "Other Expenses" and "Total Fund Operating Expenses" are expected to be 1.00% and 2.50%, respectively, for 1999.

EXAMPLE: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

                                                                1 YEAR    3 YEARS
                                                                ------    -------
International Discovery Fund................................     $368     $1,117

                   DRIEHAUS EUROPEAN OPPORTUNITY FUND SUMMARY
--------------------------------------------------------------------------------

GOAL AND STRATEGY

     The Driehaus European Opportunity Fund seeks to maximize capital appreciation. To do so, the Fund invests in the stocks of European companies. Under normal market conditions, the Fund invests substantially all (no less than 65%) of its assets in European countries. The Fund may invest a substantial portion of its assets in emerging markets.

     The Fund uses a growth style of investment by investing in stocks which the Adviser believes have some or all of the following characteristics:

          - Demonstrated sales growth and earnings

          - Improved sales outlook or opportunities

          - Dominant products or market niches

          - Cost restructuring programs which are expected to positively affect company earnings

          - Increased order backlogs, new product introductions, or industry developments which are expected to positively affect company earnings

     The Adviser also considers macroeconomic information and technical information in evaluating stocks and countries for investment.

PORTFOLIO SECURITIES

     The Fund invests primarily in the equity securities of European companies.

PRINCIPAL RISK FACTORS

     This is an international fund and therefore all the risks of foreign investment are present:

          - Fluctuation in exchange rates of foreign currencies

          - Less complete and reliable information about foreign companies

          - Less government supervision of some foreign securities markets

          - Restrictions on foreign investment and repatriation of capital

          - Less liquidity

          - Greater volatility

          - Political instability

          - Emerging market risk such as limited trading volume, expropriation, devaluation or other adverse political or social developments

          - Foreign economic problems like the Asian and Emerging Market crises

          - The new "Euro" and the uncertainty of the readiness of the financial markets for this new currency

          - Lower responsiveness of foreign management to shareholder concerns

     This is a nondiversified fund; compared to other funds, this Fund may invest a greater percentage of assets in a particular issuer or a small number of issuers. As a consequence, the Fund may be subject to greater risks and larger losses than diversified funds.

INVESTOR EXPENSES

     SHAREHOLDER FEES. All Driehaus Mutual Funds are no-load investments, so you will not pay any shareholder fees (such as sales loads, redemption fees or exchange fees) when you buy or sell shares of the Fund. However, there is a $25 charge for payments of redemption proceeds by wire (which may be waived for certain financial institutions).

     ANNUAL FUND OPERATING EXPENSES are paid out of the Fund's assets and include fees for portfolio management, maintenance of shareholder accounts, shareholder servicing, accounting and other services. You do not pay these fees directly but, as the Example shows, these costs are borne indirectly by shareholders.

     FEES AND EXPENSES OF THE FUND. This table describes the fees and expenses that you may pay if you buy or hold shares of the Fund.

SHAREHOLDER FEES
(fees paid directly from your investment)
  Maximum Sales Charge Imposed on Purchases.................     None
  Maximum Deferred Sales Charge.............................     None
  Maximum Sales Charge Imposed on Reinvested Dividends......     None
  Redemption Fee............................................     None
  Exchange Fee..............................................     None
  Maximum Account Fee.......................................     None
ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets)
  Management Fee............................................     1.50%
  Other Expenses............................................     6.10%*
                                                                -----
  Total Annual Fund Operating Expenses......................     7.60%*
  Accounting, Administrative and Transfer Agency Contractual
     Fee Waivers............................................    (3.60)%
                                                                -----
  Net Expenses..............................................     4.00%
                                                                =====

-------------------
* The Adviser has agreed to absorb other operating expenses to the extent necessary to ensure that the total fund operating expenses will not exceed 2.10% of average net assets during 1999. Therefore, actual "Other Expenses" and "Total Fund Operating Expenses" are expected to be 0.60% and 2.10%, respectively, for 1999.

EXAMPLE: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                                1 YEAR    3 YEARS
                                                                ------    -------
European Opportunity Fund...................................    $798      $2,323

                   DRIEHAUS ASIA PACIFIC GROWTH FUND SUMMARY
--------------------------------------------------------------------------------

GOAL AND STRATEGY

     The Driehaus Asia Pacific Growth Fund seeks to maximize capital appreciation. To do so, the Fund invests in the stocks of Asia Pacific companies. Under normal market conditions, the Fund invests substantially all (no less than 65%) of its assets in Asia Pacific companies. The Fund invests a substantial portion of its assets in emerging markets.

     The Fund uses a growth style of investment by investing in stocks which the Adviser believes have some or all of the following characteristics:

          - Demonstrated sales growth and earnings

          - Improved sales outlook or opportunities

          - Dominant products or market niches

          - Cost restructuring programs which are expected to positively affect company earnings

          - Increased order backlogs, new product introductions, or industry developments which are expected to positively affect company earnings

      The Adviser also considers macroeconomic information and technical information in evaluating stocks and countries for investment.

PORTFOLIO SECURITIES

     The Fund invests primarily in the equity securities of Asia Pacific companies.

PRINCIPAL RISK FACTORS

     This is an international fund and therefore all the risks of foreign investment are present:

          - Fluctuation in exchange rates of foreign currencies and risks of devaluation

          - Less complete and reliable information about foreign companies

          - Less government supervision of some foreign securities markets

          - Restrictions on foreign investment and repatriation of capital

          - Less liquidity

          - Greater volatility

          - Political instability

          - Emerging market risk such as limited trading volume, expropriation, devaluation or other adverse political or social developments

          - Foreign economic problems like the Asian and Emerging Market crises

          - Lower responsiveness of foreign management to shareholder concerns


     Some Asia-Pacific markets are currently experiencing a currency crisis, and there is some risk of a spreading crisis. This crisis has caused some countries to institute currency reform measures which inhibit the free flow of currency out of their country.

     This is a nondiversified fund; compared to other funds, this Fund may invest a greater percentage of assets in a particular issuer or a small number of issuers. As a consequence, the Fund may be subject to greater risks and larger losses than diversified funds.

INVESTOR EXPENSES

     SHAREHOLDER FEES. All Driehaus Mutual Funds are no-load investments, so you will not pay any shareholder fees (such as sales loads, redemption fees or exchange fees) when you buy or sell shares of the Fund. However, there is a $25 charge for payments of redemption proceeds by wire (which may be waived for certain financial institutions).

     ANNUAL FUND OPERATING EXPENSES are paid out of the Fund's assets and include fees for portfolio management, maintenance of shareholder accounts, shareholder servicing, accounting and other services. You do not pay these fees directly but, as the Example shows, these costs are borne indirectly by shareholders.

     FEES AND EXPENSES OF THE FUND. This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES
(fees paid directly from your investment)
  Maximum Sales Charge Imposed on Purchases.................     None
  Maximum Deferred Sales Charge.............................     None
  Maximum Sales Charge Imposed on Reinvested Dividends......     None
  Redemption Fee............................................     None
  Exchange Fee..............................................     None
  Maximum Account Fee.......................................     None
ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets)
  Management Fee............................................     1.50%
  Other Expenses............................................    10.09%*
                                                                -----
  Total Annual Fund Operating Expenses......................    11.59%*
  Accounting, Administrative and Transfer Agency Contractual
     Fee Waivers............................................    (5.26)%
                                                                -----
  Net Expenses..............................................     6.33%
                                                                =====

-------------------
* The Adviser has agreed to absorb other operating expenses to the extent necessary to ensure that total annual fund operating expenses will not exceed 2.95% of average net assets during 1998 and 1999. Therefore, actual "Other Expenses" and "Total Fund Operating Expenses" were 1.45% and 2.95%, respectively.

     EXAMPLE: THIS EXAMPLE is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                                1 YEAR     3 YEARS    5 YEARS    10 YEARS
                                                                ------     -------    -------    --------
Asia Pacific Growth Fund....................................    $1,217     $3,395     $5,255      $8,847

           FINANCIAL HIGHLIGHTS -- DRIEHAUS ASIA PACIFIC GROWTH FUND
--------------------------------------------------------------------------------

     The financial highlights table is intended to help you understand the Fund's financial performance for the period of the Fund's operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Arthur Andersen LLP, whose report, along with the Fund's financial statements, are included in the annual report, which is available upon request.

                                                                    PERIOD FROM
                                                                DECEMBER 31, 1997(4)
                                                                      THROUGH
                                                                 SEPTEMBER 30, 1998
                                                                --------------------
Net asset value, beginning of period........................          $  10.00
  LOSS FROM INVESTMENT OPERATIONS:
     Net investment loss....................................             (0.02)
     Net loss on investments (both realized and
      unrealized)...........................................             (1.68)
                                                                      --------
          Total loss from investment operations.............             (1.70)
                                                                      --------
  LESS DISTRIBUTIONS:
     Dividends from net investment income...................              0.00
     Distributions from capital gains.......................              0.00
     Returns of capital.....................................              0.00
                                                                      --------
          Total distributions...............................              0.00
                                                                      --------
Net asset value, end of period..............................          $   8.30
                                                                      ========
Total return................................................            (17.00)%(2)
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (in 000's)......................          $  3,582
  Ratio of expenses to average net assets...................              2.95%(1)(3)
  Ratio of net investment loss to average net assets........              0.45%(1)(3)
  Portfolio turnover rate...................................            283.59%(2)

-------------------------
(1) Annualized.

(2) Not annualized.

(3) Such ratios are after administrative agent and transfer agent waivers and Adviser expense reimbursements. PFPC Inc., the administrative agent and transfer agent, waived a portion of its fees. The Adviser agreed to absorb other operating expenses to the extent necessary to ensure that the total fund operating expenses (other than interest, taxes, brokerage commissions and other portfolio transaction expenses, capital expenditures and extraordinary expense) will not exceed 2.95% of the net assets of the Driehaus Asia Pacific Growth Fund for the first twenty-four months of its operations.

(4) Commencement of operations.

                 DRIEHAUS EMERGING MARKETS GROWTH FUND SUMMARY
--------------------------------------------------------------------------------

GOAL AND STRATEGY

     The Driehaus Emerging Markets Growth Fund strives to maximize capital appreciation. To do so, the Fund invests in the stocks of companies in emerging markets around the world. Under normal market conditions, the Fund invests substantially all (no less than 65%) of its assets in emerging markets companies.

     The Fund uses a growth style of investment by investing in stocks which the Adviser believes have some or all the following characteristics:

          - Demonstrated sales growth and earnings

          - Improved sales outlook or opportunities

          - Dominant products or market niches


          - Cost restructuring programs which are expected to positively affect company earnings

          - Increased order backlogs, new product introductions, or industry developments which are expected to positively affect company earnings

      The Adviser also considers macroeconomic information and technical information in evaluating stocks and countries for investment.

PORTFOLIO SECURITIES

     The Fund invests primarily in the equity securities of companies in emerging markets around the world.

PRINCIPAL RISK FACTORS

     This is an international fund and therefore all the risks of foreign investment are present:

          - Fluctuation in exchange rates of foreign currencies and risks of devaluation

          - Less complete and reliable information about foreign companies

          - Less government supervision of some foreign securities markets

          - Restrictions on foreign investment and repatriation of capital

          - Less liquidity

          - Greater volatility

          - Political instability

          - Emerging market risk such as limited trading volume, expropriation, devaluation or other adverse political or social developments

          - Dependence of emerging market companies upon commodities which may be subject to economic cycles

          - Attempted control of commodity cycles by emerging market governments, which may result in shortages or severe price fluctuation

          - Foreign economic problems like the Asian and Emerging Market crises

          - The new "Euro" and the uncertainty of the readiness of the financial markets for this new currency

          - Lower responsiveness of foreign management to shareholder concerns

     Some emerging markets are currently experiencing a currency crisis and there is some risk of a spreading crisis. This crisis has caused some countries to institute currency reform measures which inhibit the free flow of currency out of their country.

     The Fund invests in companies that are smaller, less established, with less liquid markets for their stock and therefore may be riskier investments.

     This is a nondiversified fund; compared to other funds, this Fund may invest a greater percentage of assets in a particular issuer or a small number of issuers. As a consequence, the Fund may be subject to greater risks and larger losses than diversified funds.

INVESTOR EXPENSES

     SHAREHOLDER FEES. All Driehaus Mutual Funds are no-load investments, so you will not pay any shareholder fees (such as sales loads, redemption fees or exchange fees) when you buy or sell shares of the Fund. However, there is a $25 charge for payments of redemption proceeds by wire (which may be waived for certain financial institutions).

     ANNUAL FUND OPERATING EXPENSES are paid out of the Fund's assets and include fees for portfolio management, maintenance of shareholder accounts, shareholder servicing, accounting and other services. You do not pay these fees directly but, as the Example shows, these costs are borne indirectly by shareholders.

     FEES AND EXPENSES OF THE FUND. This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES
(fees paid directly from your investment)
  Maximum Sales Charge Imposed on Purchases.................     None
  Maximum Deferred Sales Charge.............................     None
  Maximum Sales Charge Imposed on Reinvested Dividends......     None
  Redemption Fee............................................     None
  Exchange Fee..............................................     None
  Maximum Account Fee.......................................     None
ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets)
  Management Fee............................................     1.50%
  Other Expenses............................................     8.65%*
                                                                -----
  Total Annual Fund Operating Expenses......................    10.15%*
  Accounting, Administrative and Transfer Agency Contractual
     Fee Waivers............................................    (4.34)%
                                                                -----
  Net Expenses..............................................     5.81%
                                                                =====

-------------------
* The Adviser has agreed to absorb other operating expenses to the extent necessary to ensure that total annual fund operating expenses will not exceed 2.75% of the average net assets during 1998 and 1999. Therefore, actual "Other Expenses" and "Total Fund Operating Expenses" were 1.25% and 2.75%, respectively.

     EXAMPLE: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                                1 YEAR     3 YEARS    5 YEARS    10 YEARS
                                                                ------     -------    -------    --------
Emerging Markets Growth Fund................................    $1,066     $3,020     $4,744      $8,258

         FINANCIAL HIGHLIGHTS -- DRIEHAUS EMERGING MARKETS GROWTH FUND
--------------------------------------------------------------------------------

     The financial highlights table is intended to help you understand the Fund's financial performance for the period of the Fund's operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Arthur Andersen LLP, whose report, along with the Fund's financial statements, are included in the annual report, which is available upon request.

                                                                    PERIOD FROM
                                                                DECEMBER 31, 1997(1)
                                                                      THROUGH
                                                                 SEPTEMBER 30, 1998
                                                                --------------------
Net asset value, beginning of period........................           $10.00
  LOSS FROM INVESTMENT OPERATIONS:
     Net investment loss....................................            (0.03)
     Net loss on investments (both realized and
      unrealized)...........................................            (2.41)
                                                                       ------
          Total loss from investment operations.............            (2.44)
                                                                       ------
  LESS DISTRIBUTIONS:
     Dividends from net investment income...................             0.00
     Distributions from capital gains.......................             0.00
     Returns of capital.....................................             0.00
                                                                       ------
          Total distributions...............................             0.00
                                                                       ------
Net asset value, end of period..............................           $ 7.56
                                                                       ======
Total return................................................           (24.40)%(2)
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (in 000's)......................           $3,487
  Ratio of expenses to average net assets...................             2.75%(3)(4)
  Ratio of net investment loss to average net assets........            (0.49)%(3)(4)
  Portfolio turnover rate...................................           261.20%(2)

-------------------
(1) Commencement of operations.

(2) Not annualized.

(3) Such ratios are after administrative agent and transfer agent waivers and Adviser expense reimbursements. PFPC Inc., the administrative agent and transfer agent, waived a portion of its fees. The Adviser agreed to absorb other operating expenses to the extent necessary to ensure that the total fund operating expenses (other than interest, taxes, brokerage commissions and other portfolio transaction expenses, capital expenditures and extraordinary expense) will not exceed 2.75% of the net assets of the Driehaus Emerging Markets Growth Fund for the first twenty-four months of its operations.

(4) Annualized.

                                   THE FUNDS
--------------------------------------------------------------------------------

     The Driehaus International Growth Fund, Driehaus International Discovery Fund, Driehaus European Opportunity Fund, Driehaus Asia Pacific Growth Fund and Driehaus Emerging Markets Growth Fund (each a "Fund" and jointly the "Funds") are each a series of the Driehaus Mutual Funds (the "Trust"), an open-end management investment company. Driehaus Capital Management, Inc. (the "Adviser") provides management and investment advisory services to the Funds. Prospective investors should consider an investment in a Fund as a long-term investment. There is no assurance that a Fund will meet its investment objective.

INVESTMENT PHILOSOPHY

     The Adviser believes that over time revenue and earnings growth are the primary determinants of equity valuations. Accordingly, the Adviser concentrates its investments in companies which have demonstrated the ability to rapidly increase sales and earnings, as well as the potential for continued growth in the future. The Adviser evaluates the earnings quality of such companies to determine whether current earnings might indicate future results. Factors such as strong company earnings reports, increased order backlogs, new product introductions and industry developments alert the Adviser to potential investments. The Adviser combines this information with its own technical analyses to reach an overall determination about the attractiveness of specific securities. To a lesser extent, the Adviser also uses macroeconomics or country-specific analyses. While the Adviser seeks companies that have demonstrated superior earnings growth, the Adviser may also purchase the stock of companies based on the expectation of capital appreciation where there is no demonstrable record of earnings growth or increasing sales.

     The Adviser also considers numerous criteria in evaluating countries for investment and determining country and regional weights. Such criteria include the current and prospective growth rates of various economies, interest rate trends, inflation rates, trade balances and currency trends. The Adviser also reviews technical information on stock markets. The analysis may also involve considerations specific to a certain country or region of the world.

INVESTMENT OBJECTIVES AND PRINCIPAL INVESTMENT STRATEGIES

     DRIEHAUS INTERNATIONAL GROWTH FUND. The investment objective of the Driehaus International Growth Fund is to maximize capital appreciation. The Fund seeks to achieve its objective by investing primarily in the equity securities of foreign companies. Under normal market conditions, the Fund will invest substantially all (no less than 65%) of its assets in at least three countries other than the United States. There are no maximum limitations on the number of countries in which the Adviser can or must invest at a given time. There are also no specific limitations on the percentage of assets that may be invested in securities of issuers located in any one country at a given time. The Fund is a non-diversified fund. Current dividend income is not an investment consideration, and dividend income is incidental to the Fund's overall investment objective. The Fund generally will invest in securities of issuers with market capitalizations of greater than $300 million and will not invest in securities of issuers with market capitalizations of less than $200 million. The Fund may also invest in securities of issuers that, together with any predecessors, have been in continuous operation for less than three years.

     The securities markets of many developing economies are sometimes referred to as "emerging markets." Although the amount of the Fund's assets invested in emerging markets will vary over time, it is expected that a substantial portion of the Fund's assets will be invested in emerging markets. Currently, emerging markets generally include every country in the world other than the United States, Canada, Japan, Australia, New Zealand, Hong Kong, Singapore and most Western European countries. The Fund is not limited to a specific percentage of assets that may be invested in a single emerging market country (although at all times the Fund must be invested in the assets of at least three countries). Historically, the Fund has invested a substantial portion of its assets in emerging markets and may do so at any time.

     Equity securities include common and preferred stock, bearer and registered shares, savings shares, warrants or rights or options that are convertible into common stock, debt securities that are convertible into common stock, depositary receipts for those securities, and other classes of stock that may exist. The Fund may purchase foreign securities in the form of sponsored or unsponsored depositary receipts or other securities representing underlying shares of foreign issuers. Generally, the Fund will purchase depositary receipts, rather than invest directly in the underlying shares of a foreign issuer, for liquidity, timing or transaction cost reasons. The Fund may also invest in domestic and foreign investment companies which, in turn, invest primarily in securities which the Fund could hold directly.

     The Adviser generally intends to remain fully invested. However, as a temporary defensive measure, the Fund may hold some or all of its assets in cash or cash equivalents in domestic and foreign currencies, invest in domestic and foreign money market securities (including repurchase agreements), purchase short-term debt securities of U.S. or foreign government or corporate issuers, or invest in money market funds which purchase one or more of the foregoing. The Fund may also purchase such securities if the Adviser believes they may be necessary to meet the Fund's liquidity needs. During periods of time when the Fund is invested defensively, the Fund may not achieve its investment objective.

     DRIEHAUS INTERNATIONAL DISCOVERY FUND. The investment objective of the Driehaus International Discovery Fund is to maximize capital appreciation. The Fund seeks to achieve its objective by investing primarily in the equity securities of small foreign companies. The Fund generally will invest in securities of issuers with market capitalizations of $1 billion or less. Under normal market conditions, the Fund will invest substantially all (no less than 65%) of its assets in at least three countries other than the United States. There are no maximum limitations on the number of countries in which the Adviser can or must invest at a given time. There are also no specific limitations on the percentage of assets that may be invested in securities of issuers located in any one country at a given time. The Fund is a non-diversified fund. Current dividend income is not an investment consideration, and dividend income is incidental to the Fund's overall investment objective. The Fund may also invest in securities of issuers that, together with any predecessors, have been in continuous operation for less than three years.

     The securities markets of many developing economies are sometimes referred to as "emerging markets." Although the amount of the Fund's assets invested in emerging markets will vary over time, it is expected that a substantial portion of the Fund's assets will be invested in emerging markets. Currently, emerging markets generally include every country in the world other than the United States, Canada, Japan, Australia, New Zealand, Hong Kong, Singapore and most Western European countries. The Fund is not limited to a specific percentage of assets that may be invested in a single foreign country (although at all times the Fund must be invested in the assets of at least three countries). The Fund may invest a substantial portion of its assets in emerging markets at any time.

     Equity securities include common and preferred stock, bearer and registered shares, savings shares, warrants or rights or options that are convertible into common stock, debt securities that are convertible into common stock, depositary receipts for those securities, and other classes of stock that may exist. The Fund may purchase foreign securities in the form of sponsored or unsponsored depositary receipts or other securities representing underlying shares of foreign issuers. Generally, the Fund will purchase depositary receipts, rather than invest directly in the underlying shares of a foreign issuer, for liquidity, timing or transaction cost reasons. The Fund may also invest in domestic and foreign investment companies which, in turn, invest primarily in securities which the Fund could hold directly.

     The Adviser generally intends to remain fully invested. However, as a temporary defensive measure, the Fund may hold some or all of its assets in cash or cash equivalents in domestic and foreign currencies, invest in domestic and foreign money market securities (including repurchase agreements), purchase short-term debt securities of U.S. or foreign government or corporate issuers, or invest in money market funds which purchase one or more of the foregoing. The Fund may also purchase such securities if the Adviser believes they may be necessary to meet the Fund's liquidity needs. During periods of time when the Fund is invested defensively, the Fund may not achieve its investment objective.

     DRIEHAUS EUROPEAN OPPORTUNITY FUND. The investment objective of the Driehaus European Opportunity Fund is to maximize capital appreciation. The Fund pursues its objective by investing primarily in the equity securities of European companies. At least 65% of the Fund's assets will be invested in the equity securities of European companies. The Fund considers European companies to be (i) companies organized under the laws of a European country or having securities which are traded principally on an exchange or over-the-counter in a European country; or (ii) companies which, regardless of where organized or traded, have a significant amount of assets located in and/or derive a significant amount of their revenues from goods purchased or sold, investments made, or services performed in or with European countries. Currently, European countries include Albania, Austria, Belarus, Belgium, Bulgaria, the Czech Republic, Denmark, Estonia, Finland, France, Germany, Greece, Hungary, Iceland, Ireland, Italy, Latvia, Lithuania, Luxembourg, Netherlands, Norway, Poland, Portugal, Romania, Russia, Slovakia, Spain, Sweden, Switzerland, Turkey, the Ukraine, the United Kingdom, and the countries of the former Yugoslavia. As the Eastern European markets develop, the Adviser expects to invest more assets in that part of Europe. There are no minimum limitations on the number of countries in which the Adviser can or must invest at a given time. There are no specific limitations on the percentage of assets that may be invested in securities of issuers located in any one country at a given time; the Fund may invest significant assets in any single European country. The Fund is a non-diversified fund. Current dividend income is not an investment consideration, and dividend income is incidental to the Fund's overall investment objective. The Fund may also invest in securities of issuers that, together with any predecessors, have been in continuous operation for less than three years.

     The securities markets of many developing economies are sometimes referred to as "emerging markets." Although the amount of the Fund's assets invested in emerging markets will vary over time, it is expected that a substantial portion of the Fund's assets will be invested in emerging markets. Currently, emerging markets generally include every country in the world other than the United States, Canada, Japan, Australia, New Zealand, Hong Kong, Singapore and most Western European countries. The Fund is not limited to a specific percentage of assets that may be invested in a single foreign country.

     Equity securities include common and preferred stock, bearer and registered shares, savings shares, warrants or rights or options that are convertible into common stock, debt securities that are convertible into common stock, depositary receipts for those securities, and other classes of stock that may exist. The Fund may purchase foreign securities in the form of sponsored or unsponsored depositary receipts or other securities representing underlying shares of foreign issuers. Generally, the Fund will purchase depositary receipts, rather than invest directly in the underlying shares of a foreign issuer, for liquidity, timing or transaction cost reasons. The Fund may also invest in domestic and foreign investment companies which, in turn, invest primarily in securities which the Fund could hold directly.

     The Adviser generally intends to remain fully invested. However, as a temporary defensive measure, the Fund may hold some or all of its assets in cash or cash equivalents in domestic and foreign currencies, invest in domestic and foreign money market securities (including repurchase agreements), purchase short-term debt securities of U.S. or foreign government or corporate issuers, or invest in money market funds which purchase one or more of the foregoing. The Fund may also purchase such securities if the Adviser believes they may be necessary to meet the Fund's liquidity needs. During periods of time when the Fund is invested defensively, the Fund may not achieve its investment objective.

     DRIEHAUS ASIA PACIFIC GROWTH FUND. The investment objective of the Driehaus Asia Pacific Growth Fund is to maximize capital appreciation. The Fund pursues its objective by investing primarily in the equity securities of Asia Pacific companies. At least 65% of the Fund's assets will be invested in the equity securities of Asia Pacific companies. The Fund considers Asia Pacific companies to be (i) companies organized under the laws of an Asia Pacific country or having securities which are traded principally on an exchange or over-the-counter in an Asia Pacific country; or (ii) companies which, regardless of where organized or traded, have a significant amount of assets located in and/or derive a significant amount of their revenues from goods purchased or sold, investments made, or services performed in or with Asia Pacific countries. Currently, Asia Pacific countries include Australia, The People's Republic of China (including Hong Kong), India, Indonesia, Japan, South Korea, Malaysia, New Zealand, Pakistan, the Philippines, Singapore, Sri Lanka, Taiwan and Thailand. There are no minimum limitations on the number of countries in which the Adviser can or must invest at a given time. There are no specific limitations on the percentage of assets that may be invested in securities of issuers located in any one country at a given time; the Fund may invest significant assets in any single Asia Pacific country. The Fund is a non-diversified fund. Current dividend income is not an investment consideration, and dividend income is incidental to the Fund's overall investment objective. The Fund may also invest in securities of issuers that, together with any predecessors, have been in continuous operation for less than three years.

     The securities markets of many developing economies are sometimes referred to as "emerging markets." Although the amount of the Fund's assets invested in emerging markets will vary over time, it is expected that a substantial portion of the Fund's assets will be invested in emerging markets. Currently, emerging markets generally include every country in the world other than the United States, Canada, Japan, Australia, New Zealand, Hong Kong, Singapore and most Western European countries. The Fund is not limited to a specific percentage of assets that may be invested in a single foreign country.

     Equity securities include common and preferred stock, bearer and registered shares, savings shares, warrants or rights or options that are convertible into common stock, debt securities that are convertible into common stock, depositary receipts for those securities, and other classes of stock that may exist. The Fund may purchase foreign securities in the form of sponsored or unsponsored depositary receipts or other securities representing underlying shares of foreign issuers. Generally, the Fund will purchase depositary receipts, rather than invest directly in the underlying shares of a foreign issuer, for liquidity, timing or transaction cost reasons. The Fund may also invest in domestic and foreign investment companies which, in turn, invest primarily in securities which the Fund could hold directly.

     Under normal circumstances, the Adviser intends to leave the Fund fully invested; however, during the current economic crisis or at other times when financial markets in the Asia Pacific region are unstable, the Adviser may hold as much as 25% of the Fund's net assets in cash or cash equivalents. As a temporary defensive measure, the Fund may hold some or all of its assets in cash or cash equivalents in domestic and foreign currencies, invest in domestic and foreign money market securities (including repurchase agreements), purchase short-term debt securities of U.S. or foreign government or corporate issuers. The Fund may also purchase such securities if the Adviser believes they may be necessary to meet the Fund's liquidity needs, or invest in money market funds which purchase one or more of the foregoing. During periods of time when the Fund is not fully invested, the Fund may not achieve its investment objective.

     DRIEHAUS EMERGING MARKETS GROWTH FUND. The investment objective of the Driehaus Emerging Markets Growth Fund is to maximize capital appreciation. The Fund pursues its objective by investing primarily in the equity securities of emerging market companies. Emerging market companies are (i) companies organized under the laws of an emerging market country or having securities which are traded principally on an exchange or over-the-counter in an emerging market country; or (ii) companies which, regardless of where organized or traded, have a significant amount of assets located in and/or derive a significant amount of their revenues from goods purchased or sold, investments made or services performed in or with emerging market countries. Currently, emerging markets include every country in the world other than the United States, Canada, Japan, Australia, New Zealand, Hong Kong, Singapore and most Western European Countries. At least 65% of the Fund's assets will be invested in the equity securities of emerging markets companies. There are also no specific limitations on the percentage of assets that may be invested in securities of issuers located in any one country at a given time; the Fund may invest significant assets in any single emerging market country. The Fund is a non-diversified fund. Current dividend income is not an investment consideration and dividend income is incidental to the Fund's overall investment objective. The Fund may also invest in securities of issuers, that, together with any predecessors, have been in continuous operation for less than three years.

     Equity securities include common and preferred stock, bearer and registered shares, savings shares, warrants or rights or options that are convertible into common stock, debt securities that are convertible into common stock, depositary receipts for those securities, and other classes of stock that may exist. The Fund may purchase foreign securities in the form of sponsored or unsponsored depositary receipts or other securities representing underlying shares of foreign issuers. Generally, the Fund will purchase depositary receipts, rather than invest directly in the underlying shares of a foreign issuer, for liquidity, timing or transaction cost reasons. The Fund may also invest in domestic and foreign investment companies which, in turn, invest primarily in securities which the Fund could hold directly.

     Under normal circumstances, the Adviser intends to have the Fund fully invested; however, during the current economic crisis or at other times when financial markets in the emerging market countries are unstable, the Adviser may hold as much as 25% of the Fund's net assets in cash or cash equivalents. As a temporary defensive measure, the Fund may hold some or all of its assets in cash or cash equivalents in domestic and foreign currencies, invest in domestic and foreign money market securities (including repurchase agreements), purchase short-term debt securities of U.S. or foreign government or corporate issuers, or invest in money market funds which purchase one or more of the foregoing. The Fund may also purchase such securities if the Adviser believes they may be necessary to meet the Fund's liquidity needs. During periods of time when the Fund is not fully invested, the Fund may not achieve its investment objective.

RELATED RISKS

     All investments, including those in mutual funds, have risks. No investment is suitable for all investors. EACH FUND IS INTENDED FOR LONG-TERM INVESTORS WHO CAN ACCEPT THE RISKS ENTAILED IN INVESTING IN FOREIGN SECURITIES. Of course, there can be no assurance that a Fund will achieve its objective.

     FOREIGN SECURITIES AND CURRENCIES. All of the Funds invest in foreign securities. Investing outside the United States involves different opportunities and different risks than domestic investments. The Adviser believes that it may be possible to obtain significant returns from a Fund's portfolio of foreign investments and to achieve increased diversification in comparison to a personal investment portfolio invested solely in United States securities. An investor may gain increased diversification by adding securities from various foreign countries (i) which offer different investment opportunities, (ii) that generally are affected by different economic trends, and (iii) whose stock markets do not generally move in a manner parallel to United States markets. At the same time, these opportunities and trends involve risks that may not be encountered in United States investments.

     Investors should understand and consider carefully the greater risks involved in foreign investing. Investing in foreign securities -- positions which are generally denominated in foreign currencies -- and utilization of forward foreign currency exchange contracts involve certain considerations comprising both risks and opportunities not typically associated with investing in U.S. securities. These considerations include: fluctuations in exchange rates of foreign currencies; possible imposition of exchange control regulations or currency restrictions that would prevent cash from being brought back to the United States; less public information with respect to issuers of securities; less governmental supervision of stock exchanges, securities brokers, and issuers of securities; lack of uniform accounting, auditing and financial reporting standards; lack of uniform settlement periods and trading practices; less liquidity and frequently greater price volatility in foreign markets than in the United States; possible imposition of foreign taxes; possible investment in the securities of companies in developing as well as developed countries; the possibility of expropriation or confiscatory taxation, seizure or nationalization of foreign bank deposits or other assets, establishment of exchange controls, the adoption of foreign government restrictions and other adverse political, social or diplomatic developments that could affect investment in these nations; sometimes less advantageous legal, operational and financial protections applicable to foreign subcustodial arrangements; and the historical lower level of responsiveness of foreign management to shareholder concerns (such as dividends and return on investment).

     To the extent portfolio securities are issued by foreign issuers or denominated in foreign currencies, a Fund's investment performance is affected by the strength or weakness of the U.S. dollar against these currencies. For example, if the dollar falls relative to the Japanese yen, the dollar value of a yen-denominated stock held in the portfolio will rise even though the price of the stock remains unchanged. Conversely, if the dollar rises in value relative to the yen, the dollar value of the yen-denominated stock will fall.

     EMERGING MARKET RISKS. The Driehaus Emerging Markets Growth Fund invests primarily in emerging markets. Many of the countries of the Asia Pacific region still have developing markets and, therefore, the Driehaus Asia Pacific Growth Fund will have a substantial portion of its assets in emerging markets. However, the Driehaus International Growth Fund, the Driehaus International Discovery Fund, and the Driehaus European Opportunity Fund may also invest a substantial portion of their assets in emerging market securities. The risks described above for foreign securities, including the risks of nationalization and expropriation of assets, are typically increased to the extent that a Fund invests in issuers located in less developed and developing nations. These securities markets are sometimes referred to as "emerging markets." Investments in securities of issuers located in such countries are speculative and subject to certain special risks. The political and economic structures in many of these countries may be in their infancy and developing rapidly, and such countries may lack the social, political and economic characteristic of more developed countries. Certain of these countries have in the past failed to recognize private property rights and have at times nationalized and expropriated the assets of private companies. Some countries have inhibited the conversion of their currency to another. The currencies of certain emerging market countries have experienced devaluation relative to the U.S. dollar, and continued devaluations may adversely affect the value of a Fund's assets denominated in such currencies. There is some risk of currency contagion; the devaluation of one currency leading to the devaluation of another. As one country's currency experiences "stress," there is concern that the "stress" may spread to another currency. Many emerging markets have experienced substantial, and in some periods extremely high, rates of inflation for many years. Continued inflation may adversely affect the economies and securities markets of such countries. In addition, unanticipated political or social developments may affect the value of a Fund's investments in these countries and the availability to the Fund of additional investments in these countries. The small size, limited trading volume and relative inexperience of the securities markets in these countries may make a Fund's investments in such countries illiquid and more volatile than investments in more developed countries, and the Fund may be required to establish special custodial or other arrangements before making investments in these countries. There may be little financial or accounting information available with respect to issuers located in these countries, and it may be difficult as a result to assess the value or prospects of an investment in such issuers.

     Based upon the apparent correlation between commodity cycles and a country's securities markets, additional risk may exist.

     ASIA PACIFIC REGION RISKS. The Driehaus Asia Pacific Growth Fund invests primarily in the equity securities of companies in the Asia Pacific region. All the Funds may invest in this region. Some countries in the Asian Pacific region have undergone recent well-publicized, but unprecedented economic instability. Certain issuers absorbed substantial losses due to adverse changes in the financial conditions or the market's assessment of particular issuers. Moreover, the currencies of some countries in the region underwent rapid devaluation prompting governmental efforts to stabilize the currency. While the Adviser believes that this situation presents an opportunity for long-term investors, in the short-term the stocks of Asia Pacific issuers may remain volatile.

     EUROPEAN RISKS. The Driehaus European Opportunity Fund invests primarily in the equity securities in the European region. All the Funds may invest in this region. Some countries in Europe have recently participated in a well-publicized effort to form a monetary union, known as the Economic and Monetary Union ("EMU"), in an effort to, among other things, reduce barriers between countries and eliminate fluctuations in their currencies. As part of that monetary union, local currency for the eleven participating countries will be converted to a common currency called the Euro. The conversion begins January 1, 1999, and is expected to continue for several years. Accommodating the new currency poses risk as well as benefits and opportunities to the market participants, banks, investors, companies, and exchanges of the European region. The impact of the conversion cannot yet be determined. The Adviser and the Funds' other key external parties are taking steps to address euro-related issues. However, they can give no assurance that the conversion will not have an adverse effect on the Funds' investments and operations.

     DIVERSIFICATION. Each Fund is non-diversified, meaning that it is not limited in the proportion of its assets that it may invest in the obligations of a single issuer or in a single country. Each Fund will, however, comply with diversification requirements imposed by the Internal Revenue Code for qualification as a regulated investment company. As a non-diversified fund, each Fund may invest a greater proportion of its assets in the securities of a small number of issuers, and may be subject to greater risk and substantial losses as a result of changes in the financial condition or the market's assessment of the issuers.

     YEAR 2000. The investment management and advisory services provided to the Funds by the Adviser and the Funds' custodian and the services provided to shareholders by the administrator/transfer agent depend on the smooth functioning of their computer systems. Many computer software systems in use today cannot recognize the year 2000, but revert to 1900 or some other date, due to the manner in which dates were encoded and calculated. That failure could have a negative impact on the handling of securities trades, pricing and account services. The Adviser, the custodian, and the administrator/transfer agent have been actively working on necessary changes to their own computer systems to prepare for the year 2000 and expect that their systems will be adapted before that date, but there can be no assurance that they will be successful, or that interactions with other non-complying computer systems will not impair their services at that time.

     In addition, it is possible that the markets for securities in which the Funds invest may be detrimentally affected by computer failures throughout the financial services industry beginning January 1, 2000. Improperly functioning trading systems may result in settlement problems and liquidity issues. The Adviser believes that the year 2000 issue can have a positive and negative impact on the Funds. For example, the year 2000 presents growth opportunities for companies engaged in year 2000 consulting and remediation. Conversely, the year 2000 problem can negatively affect the earnings growth rates for companies that manufacture hardware and distribute software applications that are not currently year 2000 compliant. Earnings of individual issuers will also be affected by remediation costs, which may be substantial and may be reported inconsistently in U.S. and foreign financial statements. Accordingly, the investments of the Funds may be adversely affected.

PORTFOLIO INVESTMENTS AND OTHER RISK CONSIDERATIONS

     There are specific restrictions on each Fund's investments. Such restrictions are detailed in the Statement of Additional Information. Each Fund may utilize from time to time one or more of the investment practices described below to assist it in reaching its investment objective. These practices involve potential risks which are summarized below. In addition, the Statement of Additional Information contains more detailed or additional information about certain of these practices, the potential risks and/or the limitations adopted by each Fund to help manage such risks.

     SMALL AND MEDIUM-SIZED COMPANIES. Each of the Funds may invest in the securities of small- and medium-sized companies. While small- and medium-sized companies generally have the potential for rapid growth, the securities of these companies often involve greater risks than investments in larger, more established companies because small- and medium-sized companies may lack the management experience, financial resources, product diversification and competitive strengths of larger companies. In addition, in many instances the securities of small- and medium-sized companies are traded only over-the-counter or on a regional securities exchange, and the frequency and volume of their trading is substantially less than is typical of larger companies. Therefore, the securities of small- and medium-sized companies may be subject to greater and more abrupt price fluctuations and, for large sales, a Fund may have to sell such holdings at discounts from quoted prices or make a series of small sales over an extended period of time.

     CURRENCY HEDGING. Due to the investments in foreign securities, the value of a Fund in U.S. dollars is subject to fluctuations in the exchange rate between foreign currencies and the U.S. dollar. When, in the opinion of the Adviser, it is desirable to limit or reduce exposure in a foreign currency, the Funds may enter into a forward currency exchange contract to sell such foreign currency (or another foreign currency that acts as a proxy for that currency) ("forward currency contract"). Through the contract, the U.S. dollar value of certain underlying foreign portfolio securities can be approximately matched by an equivalent U.S. dollar liability. This technique is known as "currency hedging." By locking in a rate of exchange, currency hedging is intended to moderate or reduce the risk of change in the U.S. dollar value of a Fund during the period of the forward contract. A default on a contract would deprive a Fund of unrealized profits or force the Fund to cover its commitments for purchase or sale of currency, if any, at the current market price.

     The use of forward currency contracts (for transaction or portfolio hedging) will not eliminate fluctuations in the prices of portfolio securities or prevent loss if the price of such securities should decline. In addition, such forward currency contracts will diminish the benefit of the appreciation in the U.S. dollar value of that foreign currency.

     SETTLEMENT TRANSACTIONS. A Fund trading a foreign security is usually required to settle the purchase transaction in the relevant foreign currency or receive the proceeds of the sale in that currency. At or near the time of the transaction, a Fund may wish to lock in the U.S. dollar value at the exchange rate or rates then prevailing between the U.S. dollar and the currency in which the security is denominated. Transaction hedging may be accomplished on a forward basis, whereby a Fund purchases or sells a specific amount of foreign currency, at a price set at the time of the contract, for receipt or delivery at either a specified date or at any time within a specified time period. Transaction hedging also may be accomplished by purchasing or selling such foreign currencies on a "spot," or cash, basis. In so doing, a Fund will attempt to insulate itself against possible losses and gains resulting from a change in the relationship between the U.S. dollar and the foreign currency during the period between the date the security is purchased or sold and the date on which payment is made or received and the transaction settled. Similar transactions may be entered into by using other currencies. A Fund may also settle certain trades in U.S. dollars. The use of currency transactions can result in a Fund incurring losses as a result of a number of factors, including the imposition of exchange controls, suspension of settlements or the inability to deliver or receive a specified currency.

     DERIVATIVES. In seeking to achieve its desired investment objective, provide additional revenue or hedge against changes in security prices, interest rates or currency fluctuations, each Fund may: (1) purchase and write both call options and put options on securities, indices and foreign currencies; (2) enter into interest rate, index and foreign currency futures contracts; (3) write options on such futures contracts; (4) purchase other types of forward or investment contracts linked to individual securities, indices or other benchmarks; and (5) enter into various equity or interest rate transactions, such as swaps, caps, floors or collars, and may enter into various currency transactions such as forward currency contracts, currency futures contracts, currency swaps or options on currencies ("derivatives"). Each Fund may write a call or put option only if the option is covered. As the writer of a covered call option, each Fund forgoes, during the option's life, the opportunity to profit from increases in market value of the security covering the call option above the sum of the premium and the exercise price of the call. There can be no assurance that a liquid market will exist when a Fund seeks to close out a position. In addition, because futures positions may require low margin deposits, the use of futures contracts involves a high degree of leverage and may result in losses in excess of the amount of the margin deposit.

     The successful use of derivatives depends on the Adviser's ability to correctly predict changes in the levels and directions of movements in currency exchange rates, security prices, interest rates and other market factors affecting the derivative itself or the value of the underlying asset or benchmark. In addition, correlations in the performance of an underlying asset to a derivative may not be well established. Finally, privately negotiated and over-the-counter derivatives may not be as well regulated and may be less marketable than exchange-traded derivatives.

     ILLIQUID SECURITIES. Each Fund may invest up to 15% of its net assets in illiquid securities. Not readily marketable, they include restricted securities and repurchase obligations maturing in more than seven days. Certain restricted securities that may be resold to institutional investors under Rule 144A of the Securities Act of 1933, and Section 4(2) commercial paper may be deemed liquid under guidelines adopted by the Fund's Board of Trustees. The absence of a trading market can make it difficult to ascertain a market value for illiquid or restricted securities. Disposing of illiquid or restricted securities may involve time-consuming negotiations and legal expenses, and it may be difficult or impossible for a Fund to sell them promptly at an acceptable price.

     CONVERTIBLE SECURITIES. While convertible securities purchased by the Funds are frequently rated investment grade, a Fund also may purchase unrated convertible securities or convertible securities rated below investment grade if the securities meet the Adviser's other investment criteria. Each Fund does not currently intend to invest more than 5% of its total assets in below investment grade convertible securities.

Convertible securities rated below investment grade (a) tend to be more sensitive to interest rate and economic changes, (b) may be obligations of issuers who are less creditworthy than issuers of higher quality convertible securities, and (c) may be more thinly traded due to such securities' being less well known to investors than either common stock or conventional debt securities. As a result, the Adviser's own investment research and analysis tends to be more important in the purchase of such securities than other factors.

     DEBT SECURITIES. Each Fund may invest up to 35% of its total assets in nonconvertible debt securities. Investments in such debt securities are limited to those that are rated within the four highest grades (generally referred to as "investment grade") assigned by a nationally or internationally recognized statistical rating organization. Investments in unrated debt securities are limited to those deemed to be of comparable quality by the Adviser. Securities in the fourth-highest grade may possess speculative characteristics. If the rating of a security held by the Fund is lost or reduced below investment grade, the Fund is not required to dispose of the security. The Adviser will, however, consider that fact in determining whether the Fund should continue to hold the security. The risks inherent in a debt security depend primarily on its term and quality, as well as on market conditions. A decline in the prevailing levels of interest rates generally increases the value of debt securities. Conversely, an increase in rates usually reduces the value of debt securities.

     PORTFOLIO TURNOVER. A Fund's annual turnover rate indicates changes in its portfolio investments. A Fund will not consider portfolio turnover rate a limiting factor in making investment decisions consistent with its investment objective and policies. It is anticipated that the Funds will each experience high rates of portfolio turnover. High portfolio turnover in any year will result in payment by a Fund of above-average amounts of transaction costs and could result in the payment by shareholders of above-average amounts of taxes on realized investment gains. Under normal market conditions, only securities that increase in value shortly after purchase and that generally continue to increase in value (although they may experience temporary stagnant or declining periods) will be retained by the Funds. Securities sold by a Fund may be purchased again at a later date if the Adviser perceives that the securities are again "timely." In addition, portfolio adjustments will be made when conditions affecting relevant markets, particular industries or individual issues warrant such action. In light of these factors and the historical volatility of foreign growth stocks, the Funds are likely to experience high portfolio turnover rates, but portfolio turnover rates may vary significantly from year to year. The portfolio turnover rate for the Driehaus International Growth Fund, Driehaus Asia Pacific Growth Fund and Driehaus Emerging Markets Growth Fund are noted in each Fund's Financial Highlights in the Summary. The Portfolio turnover rates for the Driehaus International Discovery Fund and the Driehaus European Opportunity Fund are expected to be over 250% and 200%, respectively. Portfolio turnover may also be affected by sales of portfolio securities necessary to meet cash requirements for redemptions of shares.

     INVESTMENT COMPANIES. The Funds may each invest in domestic and foreign investment companies. Some countries may not permit direct investment by outside investors. Investments in such countries may only be permitted through foreign government-approved or government-authorized investment vehicles, which may include other investment companies. In addition, it may be less expensive and more expedient for a Fund to invest in a foreign investment company in a country that permits direct foreign investment; similarly, a Fund may invest in a money market fund in order to receive a higher rate of return or to be more productively invested than would be possible through direct investment in money market instruments. Investing through such vehicles may involve layered fees or expenses. The Funds do not intend to invest in such investment companies unless, in the judgment of the Adviser, the potential benefits of such investments justify the payment of any associated fees or expenses.

     REPURCHASE AGREEMENTS. Each Fund may invest in repurchase agreements, provided that it will not invest more than 15% of its net assets in repurchase agreements maturing in more than seven days and any other illiquid securities. A repurchase agreement involves the sale of securities to a Fund, with the concurrent agreement of the seller to repurchase the securities at the same price plus an amount representing interest at an agreed-upon interest rate within a specified period of time, usually less than one week, but, on occasion, at a later time. Repurchase agreements entered into by a Fund will be fully collateralized and will be marked-to-market daily. In the event of a bankruptcy or other default of a seller of a repurchase agreement, a Fund could experience both delays in liquidating the underlying securities and losses, including: (a) possible decline in the value of the collateral during the period while the Fund seeks to enforce its rights thereto; (b) possible subnormal levels of income and lack of access to income during this period; and
(c) expenses of enforcing its rights.

     WHEN-ISSUED AND DELAYED-DELIVERY SECURITIES; REVERSE REPURCHASE
AGREEMENTS. Each Fund may purchase or sell securities on a when-issued or delayed-delivery basis. Although the payment and interest terms of these securities are established at the time the Fund enters into the commitment, the securities may be delivered and paid for a month or more after the date of purchase, when their value may have changed. The Fund makes such purchase commitments only with the intention of actually acquiring the securities, but may sell the securities before settlement date if the Adviser deems it advisable for investment reasons. Each Fund may utilize spot and forward foreign currency exchange transactions to reduce the risk inherent in fluctuations in the exchange rate between one currency and another when securities are purchased or sold on a when-issued or delayed-delivery basis.

     Each Fund may enter into reverse repurchase agreements with banks and securities dealers. A reverse repurchase agreement is a repurchase agreement in which a Fund is the seller of, rather than the investor in, securities and agrees to repurchase them at an agreed-upon time and price. Use of a reverse repurchase agreement may be preferable to a regular sale and later repurchase of securities because it avoids certain market risks and transaction costs.

     At the time a Fund enters into a binding obligation to purchase securities on a when-issued basis or enters into a reverse repurchase agreement, liquid assets (cash, U.S. Government securities or other "high-grade" debt obligations) of the Fund having a value at least as great as the purchase price of the securities to be purchased will be segregated on the books of the Fund and held by the custodian throughout the period of the obligation. The use of these investment strategies, as well as borrowing under a line of credit, may increase net asset value fluctuation.

     LENDING PORTFOLIO SECURITIES. Each Fund may lend its portfolio securities to broker-dealers and banks, provided that it may not lend securities if, as a result, the aggregate value of all securities loaned would exceed 33 1/3% of its total assets. Any such loan must be continuously secured by collateral (cash or U.S. Government securities). In the event of bankruptcy or other default of the borrower, a Fund could experience delays in both liquidating the loan collateral and recovering the loaned securities and losses.

                            MANAGEMENT OF THE FUNDS
--------------------------------------------------------------------------------

     TRUSTEES AND ADVISER. The Board of Trustees of the Driehaus Mutual Funds has overall management responsibility. See the Statement of Additional Information for the names of and additional information about the trustees and officers. The Adviser, Driehaus Capital Management, Inc., 25 East Erie Street, Chicago, Illinois 60611, is responsible for providing investment advisory and management services to the Funds, subject to the direction of the Board of Trustees. The Adviser is registered as an investment adviser under the Investment Advisers Act of 1940. The Adviser was organized in 1982 and currently manages over $2 billion in assets.

     PORTFOLIO MANAGER -- DRIEHAUS INTERNATIONAL GROWTH FUND. William R. Andersen, a Senior Vice President of the Adviser, has managed the Driehaus International Growth Fund since the commencement of operations in October of 1996. Prior to the Driehaus International Growth Fund's commencement of operations, Mr. Andersen was the portfolio manager for the Driehaus International Large Cap Fund, L.P. from its inception in July 1990. Mr. Andersen has primary responsibility for making all investment decisions on behalf of the Driehaus International Growth Fund. He is assisted by the research department which employs specialists in various markets, including Western Europe, Asia Pacific, Canada and emerging markets. In addition to the Funds, Mr. Andersen is the portfolio manager for three Canadian mutual funds, including a global fund. As the Adviser's chief investment officer for international investing, Mr. Andersen oversees all international investing. He does not, however, supervise or participate in investment decision-making for the Driehaus Asia Pacific Growth Fund, the Driehaus Emerging Markets Growth Fund, or the Driehaus European Opportunity Fund. Mr. Andersen will periodically review the asset allocation of the Driehaus International Discovery Fund.

     Mr. Andersen was born in 1959 and is a graduate of Stanford University, where he received a B.A. in economics in 1981. In 1985, Mr. Andersen received his M.B.A. from the University of Chicago, where he concentrated in finance. Mr. Andersen is a Chartered Financial Analyst. Mr. Andersen has been employed by Driehaus Securities Corporation ("DSC") and the Adviser since 1985. From 1985 to 1989, Mr. Andersen was employed by DSC as a security analyst and, as such, was responsible for several industry groups in which DSC maintained investments for clients. In May 1989, while continuing to act as a senior investment analyst for DSC, Mr. Andersen became a portfolio manager for the Adviser.

     PORTFOLIO MANAGER -- DRIEHAUS ASIA PACIFIC GROWTH FUND. Mr. Eric J. Ritter has managed the Fund since its inception. Mr. Ritter, an Asia Pacific analyst with the Adviser, has responsibility for making all investment decisions on behalf of the Fund.

     Mr. Ritter was born in 1963 and received his B.A. in economics from the State University of New York at Oswego in 1984. He earned a master's degree in international relations from Columbia University in 1987. Thereafter, Mr. Ritter worked as a consultant in Hong Kong in 1987-88, consulting primarily with Fortune 500 companies on investment and market strategy for Asia. From late 1988 to 1990, he worked for Baring Securities as an equity analyst conducting research on listed companies in Singapore and Malaysia. Mr. Ritter then moved back to the United States to work in equity research and sales, covering the Southeast Asia markets, for Crosby Securities and W.I. Carr, both registered broker-dealers, prior to joining the Adviser in June 1996.

     PORTFOLIO MANAGER -- DRIEHAUS EMERGING MARKETS GROWTH FUND; CO-PORTFOLIO MANAGER -- DRIEHAUS INTERNATIONAL DISCOVERY FUND. Mr. Emery R. Brewer has managed the Driehaus Emerging Markets Growth Fund since its inception. Mr. Brewer, an emerging markets analyst with the Adviser, has responsibility for making all investment decisions on behalf of the Driehaus Emerging Markets Growth Fund.

     Mr. Brewer was born in 1963 and received his B.S. in economics from the University of Utah in 1986. From 1987 to 1988, he worked as a securities broker at Wilson Davis & Co., focusing primarily on NASDAQ listed companies. From 1989 to 1990, he worked for Dean Witter Reynolds as a broker, focusing primarily on equity and fixed-income investments. After earning his M.B.A. from the University of Rochester in 1992, he worked as an adviser to the capital markets group of Investicini Banka (the third largest bank in and former investment bank of the Czech Republic), focusing primarily on valuation and analysis of Czech companies.

Mr. Brewer became a consultant to the Adviser in 1993 prior to joining the Adviser as an international securities analyst in November 1994.

     PORTFOLIO MANAGER -- DRIEHAUS EUROPEAN OPPORTUNITY FUND; CO-PORTFOLIO MANAGER -- DRIEHAUS INTERNATIONAL DISCOVERY FUND. Ms. Lynette Schroeder has managed the Driehaus European Opportunity Fund since its inception. Prior to the Driehaus European Opportunity Fund's commencement of operations, Ms. Schroeder was also the portfolio manager for the Driehaus Western European Fund L.P. from August 1997 to December 1998. Ms. Schroeder, a European analyst for the Adviser, has responsibility for making all investment decisions on behalf of the Driehaus European Opportunity Fund.

     Ms. Schroeder was born in 1962 and received her B.A. in political science from the University of Chicago in 1985. She earned her M.B.A. from the University of Virginia -- Darden School of Business in 1992. Her investment experience began at Scudder, Stevens and Clark where she worked on European research from 1993-1995. Thereafter, she joined Lexington Asset Management where she worked as a European companies analyst during 1995-1997. She joined the Adviser in 1997.

     CO-PORTFOLIO MANAGERS -- DRIEHAUS INTERNATIONAL DISCOVERY FUND. Mr. Emery Brewer and Ms. Lynette Schroeder are co-portfolio managers of the Fund. Mr. Andersen will periodically review the asset allocation of the Fund.

     DISTRIBUTOR. As of December 31, 1998, the shares of the Trust will be offered for sale through Driehaus Securities Corporation, ("DSC"), an affiliate of the Adviser, without any sales concessions or charges to the Fund or to its shareholders. DSC is located at 25 East Erie Street, Chicago, Illinois 60611, and is wholly-owned by Richard H. Driehaus. All distribution and promotional expenses are paid by the Adviser.

     ADMINISTRATOR. PFPC Inc. ("PFPC") is the administrator for the Funds. In such capacity, PFPC assists the Funds in all aspects of its administration and operation, including certain accounting services.

     TRANSFER AGENT. PFPC is the agent of the Funds for the transfer of shares, disbursement of dividends and maintenance of shareholder accounting records.

     CUSTODIAN. The Chase Manhattan Bank (the "Custodian") is the custodian for the Funds. Foreign securities are maintained in the custody of foreign banks and trust companies that are members of the Custodian's Global Investor Services or foreign depositories used by such members.

                            SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

NET ASSET VALUE

     Purchases and redemptions are made at a Fund's net asset value per share next calculated after receipt of a purchase order and payment in good form. The net asset value is determined as of the regular close of the New York Stock Exchange ("NYSE") (3:00 p.m., Central time) on each day the NYSE is open for trading. Net asset value per share is determined by dividing the difference between the values of its assets and liabilities by the number of its shares outstanding.

OPENING AN ACCOUNT

     1) Read this prospectus carefully.

     2) The minimum initial investment for Driehaus Mutual Funds is $100,000. The minimum subsequent purchase is $20,000. These minimums may be waived at the discretion of Driehaus Mutual Funds.

     3) Complete the appropriate parts of the application, carefully following the instructions. If you have questions, please contact Shareholder Services.

     4) Individual Retirement Accounts (IRAs) may also be set up. For details, contact Shareholder Services at 1-800-560-6111. Investors should also read the IRA Disclosure Statement and Bank Custodial Agreement for further details on eligibility, service fees and tax implications.

HOW TO PURCHASE SHARES

                              OPENING AN ACCOUNT                       ADDING TO AN ACCOUNT
                              ------------------                       --------------------
BY BANK OR          - Complete the New Account Application    - Make your bank or certified check
CERTIFIED CHECK       indicating in which Fund(s) you want      for the investment amount, payable to
                      to invest and make your bank or           Driehaus Mutual Funds.
                      certified check for the investment      - Fill out the detachable investment
                      amount, payable to DRIEHAUS MUTUAL        slip from an account statement. If no
                      FUNDS.                                    slip is available, include a note
                    - Send the bank or certified check and      specifying the Fund name, your
                      your completed application to             account number and the name(s) in
                      Driehaus Mutual Funds (address            which the account is registered.
                      below).                                 - Send the bank or certified check and
                                                                your investment slip or note to
                                                                Driehaus Mutual Funds (address
                                                                below).

                              OPENING AN ACCOUNT                       ADDING TO AN ACCOUNT
                              ------------------                       --------------------
BY WIRE TRANSFER    - Send your completed New Account         - Instruct your bank to wire the
                      Application to Driehaus Mutual Funds      amount of your investment to:
                      (address below).                          PNC Bank N.A.
                    - Call Shareholder Services to obtain       ABA#: 031-000-053
                      your account number.                      Credit: Driehaus Purchase Account
                    - Instruct your bank to wire the            Bank Account #: 86-1108-2419
                      amount of your investment to:             Fund Name, Fund #
                      PNC Bank N.A.                             Further Credit: (Shareholder's name
                      ABA#: 031-000-053                         and Account #)
                      Credit: Driehaus Purchase Amount          See the following table for Fund
                      Bank Account #: 86-1108-2419              Name and Fund #.
                      Fund Name, Fund #
                      Further Credit: (Shareholder's name
                      and Account #)
                      See the following table for Fund
                      Name and Fund #.

          ADDRESS:                  FOR OVERNIGHT DELIVERY:           SHAREHOLDER SERVICES
    Driehaus Mutual Funds            Driehaus Mutual Funds                PHONE NUMBER:
          c/o PFPC                         c/o PFPC                      1-800-560-6111
        P.O. Box 8855                400 Bellevue Parkway
  Wilmington, DE 19899-8855                Suite 108
                                   Wilmington, DE 19809-3710

FUND NAME                                           FUND NUMBER
---------                                           -----------
Driehaus International Growth Fund..............       #001
Driehaus Asia Pacific Growth Fund...............       #002
Driehaus Emerging Markets Growth Fund...........       #003
Driehaus International Discovery Fund...........       #004
Driehaus European Opportunity Fund..............       #005

     ADDITIONAL PURCHASE POLICIES. Driehaus Mutual Funds, at its option, may accept a check for $25,000 or less that is not a bank or certified check and may accept a check initiated by brokers or mutual fund complexes. A purchase order on behalf of a client who has an investment advisory account with the Adviser or a brokerage account with Driehaus Securities Corporation is effected upon confirmation of a verified credit balance at least equal to the amount of the purchase order (subject to the minimum investment requirements).

     Shares of each Fund are offered only to residents of states and other jurisdictions in which the shares are available for purchase. Driehaus Mutual Funds reserves the right not to accept any purchase order. Driehaus Mutual Funds also reserves the right to change its investment minimums without notice.

     CONFIRMATION. For all purchases, confirmations are sent to the investor in writing except purchases made by reinvestment of dividends, which will be confirmed quarterly.

PURCHASES THROUGH THIRD PARTIES

     Investors may purchase (or redeem) shares through investment dealers or other financial institutions. The institutions may charge for their services or place limitations on the extent to which investors may use the services offered by the Driehaus Mutual Funds. There are no charges or limitations imposed by Driehaus Mutual Funds other than those described in this prospectus, if shares are purchased (or redeemed) directly from Driehaus Mutual Funds or DSC.

     Financial institutions that enter into a sales agreement with DSC or are designated by the Driehaus Mutual Funds' Board of Trustees (including Charles Schwab Co., Inc.) may accept purchase and redemption orders on behalf of the Funds. A purchase or redemption order will be deemed to have been received when such financial institution accepts such order. All orders will be priced at a Fund's net asset value next computed after they are accepted by such designated financial institution.

     Certain broker-dealers, financial institutions or other service providers that have entered into an agreement with the DSC or Driehaus Mutual Funds may enter purchase orders on behalf of their customers by phone, with payment to follow within several days as specified in the agreement. Such purchase orders will be effective at the net asset value next determined after receipt of the telephone purchase order. It is the responsibility of the broker-dealer, financial institution or other service provider to place the order on a timely basis. If payment is not received within the time specified in the agreement, the broker-dealer, financial institution or other service provider could be held liable for any resulting fees or losses.

HOW TO REDEEM SHARES

                                                TO REDEEM SOME OR ALL OF YOUR SHARES
                                                ------------------------------------
BY LETTER                    - Write a letter of instruction indicating the Fund name, your account number, the name(s) in which the account is registered, and the number of shares or dollar amount you wish to redeem.
                             - Include all signatures and any additional documents that may be required
                               (see Additional Redemption Policies below).
                             - Mail the materials to Driehaus Mutual Funds (address below).
                             - A check will be mailed to the name(s) and address in which the account is registered, or otherwise according to your letter of instruction.
BY TELEPHONE                 - See the section "Telephonic Redemption"


          ADDRESS:                  FOR OVERNIGHT DELIVERY:           SHAREHOLDER SERVICES
    Driehaus Mutual Funds            Driehaus Mutual Funds                PHONE NUMBER:
          c/o PFPC                         c/o PFPC                      1-800-560-6111
        P.O. Box 8855                400 Bellevue Parkway
  Wilmington, DE 19899-8855                Suite 108
                                   Wilmington, DE 19809-3710


ADDITIONAL REDEMPTION POLICIES

     SELLING SHARES IN WRITING. The following additional items must be included in your redemption request:

     1) The request must be signed by the shareholder(s) exactly as the shares are registered;

     2) The signatures on the written redemption request must be guaranteed by a commercial bank, trust company, savings and loan association, federal savings bank, member firm of a national securities exchange or other eligible financial institution;

     3) Corporations and associations must submit, with each request, a completed certificate of authorization in a form of resolution acceptable to the Fund; and

     4) The request must include other supporting legal documents as required from organizations, executors, administrators, trustees or others acting on accounts not registered in their names.

     TELEPHONIC REDEMPTION. Driehaus Mutual Funds, in its sole discretion, may accept telephonic redemption requests from broker-dealers, financial institutions, other service providers, or, under certain circumstances, from accounts that contain over $1,000,000 at the time the redemption request is made. Because of increased telephone volume, investors may experience difficulty in implementing a telephone redemption during periods of dramatic economic or market changes.

     Driehaus Mutual Funds may refuse a telephone redemption request if it believes it is advisable to do so. Investors will bear the risk of loss from fraudulent or unauthorized instructions received over the telephone provided the Driehaus Mutual Funds reasonably believes that the instructions are genuine. Driehaus Mutual Funds and its transfer agent employ reasonable procedures to confirm that instructions communicated by telephone are genuine. Driehaus Mutual Funds may incur liability if it does not follow these procedures.

     CANCELLATION. A shareholder may not cancel or revoke a redemption order once instructions have been received and accepted. Driehaus Mutual Funds cannot accept a redemption request that specifies a particular date or price for redemption or any special conditions.

     REDEMPTIONS BY THE FUND. Driehaus Mutual Funds reserves the right to redeem shares in any account and send the proceeds to the owner if immediately after a redemption, the shares in the account do not have a value of at least $50,000. A shareholder would be notified that the account is below the minimum and would be allowed 30 days to increase the account before the request is processed.

EXECUTION OF REQUESTS

     If an order is placed at or prior to the close of regular trading on the New York Stock Exchange (the "NYSE") (3:00 p.m., Central time) on any business day, the purchase of shares is executed at the net asset value determined as of the closing time that day. If the order is placed after that time, it will be effected on the next business day.

     A redemption order will be executed at the price which is the net asset value determined after proper redemption instructions are received (see "How to Redeem Shares" chart). The redemption price received depends upon the Fund's net asset value per share at the time of redemption. Therefore, it may be more or less than the price originally paid for the shares and may result in a realized capital gain or loss.

     The Fund will generally mail payment for shares redeemed within seven days after proper instructions are received. If requested, the Fund will pay proceeds by wire, usually by the next business day. Driehaus Mutual Funds is not responsible for the efficiency of the federal wire system or the shareholder's financial services firm or bank. The Fund currently charges a shareholder $25 for wire transfers. The shareholder is responsible for any charges imposed by the shareholder's firm or bank. There is a $50,000 wire redemption minimum. Redemptions of shares within 15 days after they have been purchased by check may be delayed until the payment for the purchase of those shares has been cleared. Delays may be avoided if shares are purchased by certified or bank check, or by wire transfer.

DIVIDEND AND ACCOUNT POLICIES

     REINVESTMENT OF DISTRIBUTIONS. Dividends and distributions payable by a Fund are automatically reinvested in additional shares of the Fund unless the investor indicates otherwise on the application.

DISTRIBUTIONS AND TAXES

     PAYMENT OF DIVIDENDS AND OTHER DISTRIBUTIONS. Each Fund pays its shareholders dividends from its net investment income, and distributions from any capital gain net income that it has realized. Distributions are generally paid once a year. Each Fund intends to distribute at least 98% of any net investment income for the calendar year plus 98% of capital gain net income realized from the sale of securities net of any realized foreign exchange gains or losses during the 12 month period ended October 31 in that year, if any. Each Fund intends to distribute any undistributed net investment income and capital gain net income in the following year.

     TAX STATUS OF DIVIDENDS AND OTHER DISTRIBUTIONS. Shareholders will be subject to federal income tax at ordinary income tax rates on any dividends received that are derived from investment company taxable income. Distributions of net capital gain, when designated as such by a Fund are taxable to the shareholder as long-term capital gains, regardless of how long shares are held. Distributions are taxable in the year they are paid, whether they are taken in cash or reinvested in additional shares, except that certain distributions declared in the last three months of the year and paid in the following January are taxable as if paid on December 31.

                          TAXABILITY OF DISTRIBUTIONS

                                    TAX RATE FOR            TAX RATE FOR
    TYPE OF DISTRIBUTION            15% BRACKET         28% BRACKET OR ABOVE
    --------------------            ------------        --------------------
Income Dividends                ordinary income rate    ordinary income rate
Short-term Capital gains        ordinary income rate    ordinary income rate
Long-term Capital gains                 10%                     20%

     Investment income received by each Fund from sources within foreign countries may be subject to foreign income taxes withheld at the source. The United States has entered into tax treaties with many foreign countries that entitle each Fund to a reduced rate of tax or exemption from tax on such income. It is impossible to determine the effective rate of foreign tax in advance since the amount of a Fund's assets to be invested within various countries will fluctuate and the extent to which tax refunds will be recovered is uncertain. Each Fund intends to operate so as to qualify for treaty-reduced tax rates where applicable.

     To the extent that a Fund is liable for foreign income taxes, the Fund may operate so as to meet the requirements of the U.S. Internal Revenue Code to "pass through" to the Fund's shareholders foreign income taxes paid, but there can be no assurance that the Fund will be able to do so. If this election is made, shareholders will be able to claim a credit or deduction on their income tax returns for, and will be required to treat as part of the amounts distributed to them, their pro rata portion of the income taxes paid by the Fund to foreign countries (which taxes relate primarily to investment income). The shareholders of the Fund may claim a credit by reason of the Fund's election, subject to certain limitations imposed by the Code. Also, under the Code, no deduction for foreign taxes may be claimed by individual shareholders who do not elect to itemize deductions on their federal income tax returns, although such a shareholder may claim a credit for foreign taxes and in any event will be treated as having taxable income in the amount of the shareholder's pro rata share of foreign taxes paid by the Fund. If a Fund does not make such an election, the foreign taxes paid by the Fund will reduce the Fund's net investment income.

     BUYING A DISTRIBUTION. A distribution paid shortly after an investor purchases shares in a Fund will reduce the net asset value of the shares by the amount of the distribution, which nevertheless will be taxable to the shareholders even though it represents a return of a portion of the shareholder's investment.

     BACKUP WITHHOLDING. The Fund may be required to withhold federal income tax ("backup withholding") at a 31% rate from taxable dividend, capital gain distributions and redemption proceeds paid to certain shareholders. Backup withholding may be required if:

          - An investor fails to furnish the investor's properly certified social security or other tax identification number;

          - An investor fails to certify that the investor's tax identification number is correct or that the investor is not subject to backup withholding due to the under-reporting of certain income; or

          - The Internal Revenue Service informs the Fund that the investor's tax identification number is incorrect.

     These certifications are contained in the Application that should be completed and returned when opening an account. Each Fund must promptly pay to the IRS all amounts withheld. Therefore, it is usually not possible for a Fund to reimburse a shareholder for amounts withheld. A shareholder may, however, claim the amount withheld as a credit on the shareholder's federal income tax return.

     The foregoing discussion of U.S. and foreign taxation is not intended to be a full discussion of income tax laws and their effect on shareholders. U.S. and foreign shareholders should consult their tax advisers as to the tax consequences of ownership of any Fund shares.

                              FOR MORE INFORMATION
--------------------------------------------------------------------------------

More information on these Funds is available without charge, upon request, including the following:

ANNUAL/SEMI-ANNUAL REPORTS

     The annual and semi-annual reports to shareholders describes the Fund's performance, lists portfolio holdings and contains a letter from the Fund's Adviser discussing recent market conditions, economic trends and Fund strategies that significantly affected the Funds' performance during the Funds' last fiscal year. Management's discussion of Fund performance is incorporated by reference into this prospectus from the reports to shareholders.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

     The SAI provides more details about the Fund and its policies. A current SAI is on file with the Securities and Exchange Commission and is incorporated by reference.

TO OBTAIN INFORMATION:

BY TELEPHONE
Call 1-800-560-6111

BY MAIL
Write to:
Driehaus Mutual Funds
P.O. Box 8855
Wilmington, DE 19899-8855

ON THE INTERNET

     Text-only versions of fund documents can be viewed online or downloaded from:the SEC at http://www.sec.gov

     You can also obtain copies by visiting the SEC's Public Reference Room in Washington, D.C. (1-800-SEC-0330) or by sending your request and a duplicating fee to the SEC's Public Reference Section, Washington, D.C. 20549-6009.

(C)1998, Driehaus Mutual Funds
1940 Act File No. 811-07655

DRIEHAUS INTERNATIONAL LOGO           Please return this application        For assistance or to receive information
                                      and your check to:                    to set up a Driehaus IRA account, please
                                      Driehaus Mutual Funds                 call a Client Service Representative at
                                      c/o PFPC                              1-800-560-6111
                                      P.O. Box 8855
                                      Wilmington, DE 19899-8855

DRIEHAUS MUTUAL FUNDS

NEW ACCOUNT APPLICATION Please complete Sections 1 through 5 below. (Do not use for IRA Accounts)

--------------------------------------------------------------------------------
1. ACCOUNT REGISTRATION

Please type or print clearly. Please choose one type of account below:

[ ] INDIVIDUAL       OR       [ ] JOINT
-------------------------------------------------------
For joint registration, both must sign the application. The registration will be as joint tenants with the right of survivorship and not as tenants in common unless otherwise stated.

-------------------------------------------------------
YOUR NAME: FIRST, MIDDLE, LAST

-------------------------------------------------------
SOCIAL SECURITY NUMBER

-------------------------------------------------------
JOINT OWNER NAME: FIRST, MIDDLE, LAST

-------------------------------------------------------
JOINT OWNER'S SOCIAL SECURITY NUMBER

[ ] CUSTODIAL / GIFTS TO MINORS
-------------------------------------------------------

-------------------------------------------------------
CUSTODIAN'S NAME: FIRST, MIDDLE, LAST

-------------------------------------------------------
MINOR'S NAME: FIRST, MIDDLE, LAST

-------------------------------------------------------
MINOR'S SOCIAL SECURITY NUMBER

-------------------------------------------------------
MINOR'S STATE OF RESIDENCY
[ ] TRUST
-------------------------------------------------------

-------------------------------------------------------
TRUSTEE(S)'S NAME: FIRST, MIDDLE, LAST

-------------------------------------------------------
NAME OF TRUST

-------------------------------------------------------
BENEFICIARY'S NAME

-------------------------------------------------------
TRUST'S TAXPAYER IDENTIFICATION NUMBER

-------------------------------------------------------
DATE OF TRUST AGREEMENT

[ ] CORPORATION / OTHER
-------------------------------------------------------

-------------------------------------------------------
NAME OF CORPORATION OR OTHER ENTITY

-------------------------------------------------------
TYPE OF ENTITY

-------------------------------------------------------
TAXPAYER IDENTIFICATION NUMBER

--------------------------------------------------------------------------------
2. SHAREHOLDER ADDRESS

[ ] U.S. Citizen or [ ] Other, please specify
------------------

-------------------------------------------------------
STREET OR P.O. BOX (line 1)

-------------------------------------------------------
CITY, STATE, ZIP

(      )
-------------------------------------------------------
DAYTIME TELEPHONE
-------------------------------------------------------
STREET OR P.O. BOX (line 2)

-------------------------------------------------------
COUNTRY or TAX RESIDENCY

(      )
-------------------------------------------------------
EVENING TELEPHONE
            Please be sure to complete the other side of this form.

3. FUND SELECTION
ENCLOSE YOUR BANK OR CERTIFIED CHECK ($100,000 MINIMUM) MADE PAYABLE TO:

DRIEHAUS INTERNATIONAL GROWTH FUND (Fund # 001)               $
DRIEHAUS ASIA PACIFIC GROWTH FUND (Fund # 002)                ----------------------------------
DRIEHAUS EMERGING MARKETS GROWTH FUND (Fund # 003)            $
DRIEHAUS INTERNATIONAL DISCOVERY FUND (Fund #004)             ----------------------------------
DRIEHAUS EUROPEAN OPPORTUNITY FUND (Fund #005)                $
                                                              ----------------------------------
                                                              $
                                                              ----------------------------------
                                                              $
                                                              ----------------------------------
                                                              Amount of Investment

WIRE INSTRUCTIONS:
PNC Bank, NA
ABA# 031-000-053
Credit: Driehaus Purchase Account
Bank Account #: 86-1108-2419
Fund #: (
---------)
         * PLEASE NOTE: If you would like to make your initial investment by a Bank Wire, please call Client Services at 800-560-6111 for instructions regarding initiating an account and the assignment of an account number.

Further Credit: (Shareholder name and account number)*
--------------------------------------------------------------------------------
4. DIVIDEND & CAPITAL GAINS INSTRUCTIONS
UNLESS YOU ELECT OTHERWISE, ALL DIVIDENDS AND CAPITAL GAINS WILL BE AUTOMATICALLY REINVESTED IN ADDITIONAL SHARES. If you prefer to be paid in cash, check this box [ ].

If you have elected to be paid dividend and/or capital gains in cash and would like the amount to be deposited by electronic transfer into a bank checking account, please complete the following information:

-------------------------------------------------------
NAME OF DEPOSITOR (as shown on bank records)

-------------------------------------------------------
ABA NUMBER

-------------------------------------------------------
BANK ADDRESS: CITY, STATE, ZIP

-------------------------------------------------------
NAME OF BANK

-------------------------------------------------------
ACCOUNT NUMBER

--------------------------------------------------------------------------------
5. APPLICANT'S SIGNATURE

I have read the current prospectus and this application and agree to all terms which shall be binding upon my heirs, representatives and assigns. I certify that I have power and authority to establish the account. I understand that the account is subject to the terms and conditions of the prospectus of the Driehaus Mutual Funds, as amended from time to time. In addition, I authorized the instructions in this application. I hold harmless and indemnify Driehaus Mutual Funds and its affiliates and each of their respective directors, trustees, officers, employees and agents from any losses, expenses, costs or liability (including attorney fees) which I may incur in connection with these instructions. I certify, under penalties of perjury:

(1) that the Social Security or Taxpayer Identification Number entered above is correct;
(2) that the IRS has never notified me that I am subject to 31% backup withholding or has notified me that I am no longer subject to such back-up withholding:*

         *If you are subject to back-up withholding, check the box in front of the following statement:
         [ ] The Internal Revenue Service has notified me that I am subject to backup withholding.

-------------------------------------------------------
SIGNATURE: OWNER, TRUSTEE, ETC.

(exactly as it appears in Section 1)

-------------------------------------------------------

SIGNATURE: JOINT OWNER, CO-TRUSTEE, ETC.
(exactly as it appears in Section 1)

--------------------------------------------------------------------------------
TO BE COMPLETED BY DRIEHAUS SECURITIES CORPORATION, if applicable

----------------------------------------  ----------------------------------------  --------------------
Representative's Name                     Representative's Signature                Date

 If mailing the application using overnight delivery, please use the following address:
                             Driehaus Mutual Funds
                                    c/o PFPC
                        400 Bellevue Parkway, Suite 108
                           Wilmington, DE 19809-3710